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February 21, 1996



Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549-1004
Attn:  Document Control - EDGAR

RE:   Rule 24f-2 Notice for IDS Certificate Company
      IDS Flexible Savings Certificate
      SEC File No. 2-95577

Ladies and Gentlemen:

[i]       In accordance with the provision of Rule 24f-2, IDS
          Certificate Company hereby files its Rule 24f-2
          Notice for the fiscal year ended December 31, 1995
          ("Fiscal Year").

[ii]      Amount of securities registered other than
          under 24f-2 which were unsold at the
          beginning of the fiscal year                 $        -0-

[iii]     Amount of securities registered during the
          fiscal year other than under 24f-2           $        -0-

[iv]      Amount of securities sold during the fiscal
          year                                        $633,245,173*

[v]       Amount of securities sold pursuant to 24f-2 $633,245,173

[vi]      Fee      $633,245,173  x    0.00034483       $218,361.94

*         Sales of $861,185,003 minus redemptions of $227,939,830
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Enclosed please find an opinion of counsel.

The filing fee in the amount of $218,361.94 has been sent by wire transfer.

If you have any questions, please contact me.  Thank you.

Sincerely,



Bruce A. Kohn
Vice President and General Counsel
(612) 671-2221

BAK/rjf